Taxes (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income tax payable	$ 568,830	$ 942,160
VAT payable	109,414	522,335
Other tax payables (other payables and accrued liabilities)	18,408	68,655
Total	$ 696,652	$ 1,533,150